Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2017
Distribution Date:	3/15/2017

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed

Currently Outstanding under the Global Registered Covered Bond Program			$25,238,126,600
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$1,985,125,000

Total Outstanding			$27,223,251,600

OSFI Covered Bond Limit			$35,864,712,325

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA

Supplementary Information
Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency and for Australia, BTS Institutional Services Australia Limited

(1) An Extended Due for Payment Date twelve months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2017
Distribution Date:	3/15/2017

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa3	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	A3	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2017
Distribution Date:	3/15/2017

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$25,238,126,600

A = Lesser of (i) LTV Adjusted Loan Balance and			35,233,613,447		A (i)	37,885,605,857
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	35,233,613,447
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	93.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i)Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance (2)			0
F = Negative Carry Factor Calculation			428,160,006
Total: A + B + C + D + E - F			34,805,453,441

Asset Coverage Test			PASS

Valuation Calculation (1)

Trading Value of Covered Bond(3)			24,992,177,138

A = lesser of (i) Present Value of outstanding loan balance of			37,980,413,291		A (i)	37,980,413,291
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	71,406,518,705
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			37,980,413,291

Intercompany Loan Balance

Guarantee Loan			27,134,757,857
Demand Loan			12,299,883,980
Total			39,434,641,837

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
February 28, 2017	N/A		N/A

Portfolio Flow of Funds

	28-Feb-17		31-Jan-17
Cash Inflows
Principal Receipts	536,410,048.32		638,596,085.15
Sale of Loans	56,933,553.38		106,157,985.80
Revenue Receipts	81,792,622.49		81,053,109.60
Swap Receipts	-		-
Intercompany Loan Receipts	-		5,605,758,258.37
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(74,720,543.27	)(6)	(69,752,441.25	)(7)
Purchase of Loans	(41,715,730.24)		(5,690,485,574.40)
Intercompany Loan Repayment	(551,627,871.46	)(6)	(660,026,754.92	)(7)
Distribution to Partners	(14,821,658.02)		-
Other Inflows / Outflows(8)	(18.97)		(333.15)
Net Inflows/(Outflows)	(7,749,597.77)		11,300,335.20

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.7238%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 12 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2016 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on March 17th, 2017.

(7) This amount was paid out on February 17th, 2017.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2017
Distribution Date:	3/15/2017

Portfolio Summary Statistics

Previous Month Ending Balance	$ 38,412,688,534
Current Month Ending Balance (1)	$ 37,860,920,120
Number of Mortgage Loans in Pool	196,436
Average Loan Size	$192,739
Number of Primary Borrowers	172,072
Number of Properties	176,988

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	52.19%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.82%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	81.46%
Weighted Average Seasoning of Loans in the Portfolio	19.66	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.65%
Weighted Average Original Term of Loans in the Portfolio	53.38	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	33.72	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	40.72	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	196,273	99.92%	37,823,531,569	99.90%
30 to 59 Days Past Due	114	0.06%	25,784,148	0.07%
60 to 89 Days Past Due	45	0.02%	11,086,620	0.03%
90 to 119 Days Past Due	4	0.00%	517,784	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	196,436	100.00%	37,860,920,120	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	22,486	11.45%	5,163,438,859	13.64%
British Columbia	24,613	12.53%	6,351,269,927	16.78%
Manitoba	3,972	2.02%	539,963,866	1.43%
New Brunswick	5,353	2.73%	543,672,158	1.44%
Newfoundland	5,497	2.80%	770,163,951	2.03%
Northwest Territories	61	0.03%	11,999,027	0.03%
Nova Scotia	7,798	3.97%	981,960,477	2.59%
Nunavut	-	0.00%	-	0.00%
Ontario	97,835	49.81%	19,119,612,645	50.50%
Prince Edward Island	1,192	0.61%	125,910,738	0.33%
Quebec	21,448	10.92%	3,104,521,190	8.20%
Saskatchewan	5,820	2.96%	1,077,032,682	2.84%
Yukon	361	0.18%	71,374,601	0.19%
Total	196,436	100.00%	37,860,920,120	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (7)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,978	1.52%	532,212,926	1.41%
599 or less	2,452	1.25%	415,131,612	1.10%
600 - 650	3,861	1.97%	718,422,292	1.90%
651 - 700	9,768	4.97%	1,912,715,565	5.05%
701 - 750	22,729	11.57%	4,563,238,091	12.05%
751 - 800	39,474	20.10%	8,351,108,561	22.06%
801 and Above	115,174	58.63%	21,368,091,074	56.44%
Total	196,436	100.00%	37,860,920,120	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(6) Refer to footnote (5) on page 3 of this Investor Report.

(7) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2017
Distribution Date:	3/15/2017

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	158,134	80.50%	29,030,904,718	76.68%
Variable	38,302	19.50%	8,830,015,403	23.32%
Total	196,436	100.00%	37,860,920,120	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	156,937	79.89%	27,592,148,323	72.88%
Non-STEP	39,499	20.11%	10,268,771,797	27.12%
Total	196,436	100.00%	37,860,920,120	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	3,553	1.81%	667,693,932	1.76%
Owner Occupied	192,883	98.19%	37,193,226,188	98.24%
Total	196,436	100.00%	37,860,920,120	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	81,833	41.66%	17,151,527,009	45.30%
2.5000 - 2.9999	79,258	40.35%	14,440,155,288	38.14%
3.0000 - 3.4999	25,157	12.81%	4,785,231,974	12.64%
3.5000 - 3.9999	8,206	4.18%	1,221,687,014	3.23%
4.0000 - 4.4999	1,297	0.66%	176,504,402	0.47%
4.5000 - 4.9999	343	0.17%	41,501,481	0.11%
5.0000 - 5.4999	163	0.08%	15,863,306	0.04%
5.5000 and Above	179	0.09%	28,449,646	0.08%
Total	196,436	100.00%	37,860,920,120	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	24,605	12.53%	1,770,378,991	4.68%
20.01-25.00	9,505	4.84%	1,217,818,977	3.22%
25.01-30.00	10,517	5.35%	1,598,486,992	4.22%
30.01-35.00	12,131	6.18%	2,088,467,139	5.52%
35.01-40.00	13,869	7.06%	2,693,107,163	7.11%
40.01-45.00	15,971	8.13%	3,327,778,504	8.79%
45.01-50.00	17,144	8.73%	3,585,143,407	9.47%
50.01-55.00	16,740	8.52%	3,580,333,229	9.46%
55.01-60.00	17,032	8.67%	3,726,104,236	9.84%
60.01-65.00	17,550	8.93%	4,006,198,447	10.58%
65.01-70.00	15,261	7.77%	3,634,873,057	9.60%
70.01-75.00	12,206	6.21%	3,050,242,225	8.06%
75.01-80.00	12,309	6.27%	3,183,426,645	8.41%
80.01 and Above	1,596	0.81%	398,561,107	1.05%
Total	196,436	100.00%	37,860,920,120	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2017
Distribution Date:	3/15/2017

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	46,952	23.90%	7,606,177,160	20.09%
12.00 - 23.99	33,372	16.99%	5,737,265,263	15.15%
24.00 - 35.99	22,234	11.32%	4,111,728,071	10.86%
36.00 - 41.99	21,726	11.06%	4,140,651,061	10.94%
42.00 - 47.99	18,999	9.67%	3,880,475,190	10.25%
48.00 - 53.99	24,183	12.31%	5,699,712,126	15.05%
54.00 - 59.99	26,266	13.37%	6,191,153,380	16.35%
60.00 - 65.99	1,580	0.80%	295,529,557	0.78%
66.00 - 71.99	201	0.10%	36,405,058	0.10%
72.00 and Above	923	0.47%	161,823,253	0.43%
Total	196,436	100.00%	37,860,920,120	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	61,153	31.13%	3,537,420,396	9.34%
100,000 - 149,999	33,382	16.99%	4,170,258,810	11.01%
150,000 - 199,999	29,266	14.90%	5,101,430,385	13.47%
200,000 - 249,999	22,013	11.21%	4,933,175,052	13.03%
250,000 - 299,999	16,221	8.26%	4,442,572,996	11.73%
300,000 - 349,999	10,815	5.51%	3,498,238,797	9.24%
350,000 - 399,999	7,254	3.69%	2,711,979,161	7.16%
400,000 - 449,999	4,382	2.23%	1,856,590,910	4.90%
450,000 - 499,999	3,145	1.60%	1,491,439,678	3.94%
500,000 - 549,999	2,110	1.07%	1,106,467,240	2.92%
550,000 - 599,999	1,663	0.85%	955,570,444	2.52%
600,000 - 649,999	1,116	0.57%	696,262,572	1.84%
650,000 - 699,999	837	0.43%	564,072,632	1.49%
700,000 - 749,999	639	0.33%	463,166,530	1.22%
750,000 - 799,999	512	0.26%	396,466,834	1.05%
800,000 - 849,999	402	0.20%	331,655,680	0.88%
850,000 - 899,999	433	0.22%	378,595,788	1.00%
900,000 - 949,999	277	0.14%	255,949,926	0.68%
950,000 - 999,999	255	0.13%	247,889,286	0.65%
1,000,000 or Greater	561	0.29%	721,717,001	1.91%
Total	196,436	100.00%	37,860,920,120	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	28,968	14.75%	5,334,864,775	14.09%
Single Family	160,092	81.50%	30,953,027,142	81.75%
Multi Family	6,668	3.39%	1,436,810,492	3.79%
Other	708	0.36%	136,217,711	0.36%
Total	196,436	100.00%	37,860,920,120	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2017
Distribution Date:	3/15/2017
Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	111,018,750	77,978,245	101,495,709	119,915,646	152,578,842	202,484,651	257,749,251	301,768,840	458,203,486	641,241,920	591,084,154	649,945,073	1,280,607,723	217,366,569	5,163,438,859	13.64%
Alberta	Current and Less Than 30 Days Past Due	110,962,188	77,804,276	101,495,709	119,483,651	152,578,842	202,190,321	257,419,684	301,224,279	457,206,667	638,573,502	590,409,445	649,220,596	1,279,859,150	217,033,631	5,155,461,942	99.85%
Alberta	30 to 59 Days Past Due	56,562	173,969	-	-	-	144,266	-	334,556	399,824	1,885,797	389,483	724,477	-	-	4,108,933	0.08%
Alberta	60 to 89 Days Past Due	-	-	-	431,995	-	150,065	329,568	210,005	454,692	782,621	285,226	-	748,573	332,938	3,725,681	0.07%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	142,303	-	-	-	-	-	142,303	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	438,687,374	303,056,776	387,980,365	487,011,215	591,624,843	744,136,624	664,918,514	661,582,831	621,246,602	493,748,685	348,355,089	289,695,184	240,758,954	78,466,870	6,351,269,927	16.78%
	Current and Less Than 30 Days Past Due	438,374,113	301,631,957	387,501,388	487,011,215	591,624,843	743,191,208	663,912,191	661,582,831	621,246,602	493,748,685	347,850,074	289,116,019	240,758,954	78,466,870	6,346,016,952	99.92%
British Columbia	30 to 59 Days Past Due	313,261	-	478,978	-	-	741,814	614,509	-	-	-	505,014	579,165	-	-	3,232,740	0.05%
British Columbia	60 to 89 Days Past Due	-	1,424,819	-	-	-	203,602	198,849	-	-	-	-	-	-	-	1,827,270	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	192,965	-	-	-	-	-	-	-	192,965	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	12,616,419	9,924,508	11,711,586	17,342,345	21,544,689	28,515,994	35,676,756	51,518,426	57,284,330	74,070,059	70,380,759	67,402,113	77,832,665	4,143,216	539,963,866	1.43%
Manitoba	Current and Less Than 30 Days Past Due	12,616,419	9,924,508	11,711,586	17,342,345	21,544,689	28,515,994	35,606,313	51,518,426	57,284,330	73,938,723	69,912,768	67,134,311	77,832,665	4,143,216	539,026,294	99.83%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	131,336	-	267,802	-	-	399,138	0.07%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	70,443	-	-	-	467,991	-	-	-	538,434	0.10%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	14,291,115	10,407,653	13,359,807	19,834,974	21,946,657	30,162,791	51,225,201	78,521,748	79,471,730	95,623,518	70,042,865	36,822,809	21,346,399	614,890	543,672,158	1.44%
New Brunswick	Current and Less Than 30 Days Past Due	14,291,115	10,407,653	13,359,807	19,834,974	21,946,657	30,162,791	51,225,201	78,217,662	79,329,206	95,453,308	70,042,865	36,822,809	21,346,399	614,890	543,055,339	99.89%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	-	304,086	79,644	103,404	-	-	-	-	487,133	0.09%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	62,880	66,806	-	-	-	-	129,686	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	16,222,776	9,225,859	17,615,873	24,283,475	33,343,898	48,857,529	63,312,531	111,313,197	115,053,191	139,271,262	112,201,132	42,015,822	34,920,479	2,526,927	770,163,951	2.03%
Newfoundland	Current and Less Than 30 Days Past Due	16,222,776	9,182,591	17,615,873	24,283,475	33,343,898	48,857,529	63,312,531	111,313,197	114,486,167	139,271,262	112,067,909	42,015,822	34,920,479	2,526,927	769,420,436	99.90%
Newfoundland	30 to 59 Days Past Due	-	43,269	-	-	-	-	-	-	292,003	-	-	-	-	-	335,271	0.04%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	275,021	-	133,222	-	-	-	408,243	0.05%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	687,297	440,935	96,207	703,446	329,204	233,365	983,447	1,578,594	1,557,999	2,448,077	1,523,872	1,416,584	-	-	11,999,027	0.03%
North West Territories	Current and Less Than 30 Days Past Due	687,297	440,935	96,207	703,446	329,204	233,365	983,447	1,578,594	1,557,999	2,448,077	1,523,872	1,416,584	-	-	11,999,027	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	29,666,274	21,106,960	27,007,003	33,412,178	46,656,804	64,137,519	81,856,056	118,418,445	127,775,611	184,456,792	124,692,087	70,564,069	51,109,951	1,100,727	981,960,477	2.59%
Nova Scotia	Current and Less Than 30 Days Past Due	29,659,198	21,106,960	27,007,003	33,412,178	46,656,804	64,070,746	81,733,128	117,877,121	127,607,247	184,456,792	124,692,087	70,564,069	51,109,951	1,100,727	981,054,012	99.91%
Nova Scotia	30 to 59 Days Past Due	7,076	-	-	-	-	66,773	122,928	541,324	-	-	-	-	-	-	738,101	0.08%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	168,364	-	-	-	-	-	168,364	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	1,029,689,973	699,415,643	927,137,696	1,244,967,805	1,653,608,664	1,974,465,626	2,138,179,472	1,855,806,460	1,788,721,789	1,786,653,189	1,710,782,188	1,374,190,210	916,351,593	19,642,337	19,119,612,645	50.50%
Ontario	Current and Less Than 30 Days Past Due	1,028,892,503	699,102,737	926,695,824	1,243,025,345	1,653,026,537	1,970,763,632	2,132,601,148	1,855,076,815	1,788,169,684	1,786,408,070	1,710,279,178	1,373,579,358	916,351,593	19,642,337	19,103,614,760	99.92%
Ontario	30 to 59 Days Past Due	784,504	312,906	378,018	1,808,294	582,127	2,720,270	4,979,136	346,404	-	245,119	503,010	179,938	-	-	12,839,725	0.07%
Ontario	60 to 89 Days Past Due	12,967	-	63,855	134,166	-	981,724	599,188	383,241	552,105	-	-	430,914	-	-	3,158,160	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	4,104,050	3,326,258	3,240,216	3,766,515	5,297,778	8,210,624	11,672,595	18,550,850	19,193,692	23,130,687	14,544,504	7,613,336	3,259,634	-	125,910,738	0.33%
Prince Edward Island	Current and Less Than 30 Days Past Due	4,104,050	3,326,258	3,240,216	3,766,515	5,297,778	8,139,065	11,672,595	18,498,707	19,193,692	23,130,687	14,544,504	7,613,336	3,259,634	-	125,787,038	99.90%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	52,142	-	-	-	-	-	-	52,142	0.04%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	71,558	-	-	-	-	-	-	-	-	71,558	0.06%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	87,789,468	61,388,057	80,057,092	102,181,377	120,380,771	159,086,481	180,926,453	229,662,481	297,379,625	357,548,316	417,993,158	429,738,623	507,145,417	73,243,870	3,104,521,190	8.20%
Quebec	Current and Less Than 30 Days Past Due	87,654,912	61,388,057	80,057,092	102,181,377	120,303,895	159,033,456	180,705,137	229,662,481	296,552,215	357,185,665	417,589,751	429,176,703	506,963,716	73,088,689	3,101,543,145	99.90%
Quebec	30 to 59 Days Past Due	13,118	-	-	-	76,876	53,025	221,316	-	419,222	362,651	403,406	561,920	123,367	-	2,234,903	0.07%
Quebec	60 to 89 Days Past Due	94,103	-	-	-	-	-	-	-	408,189	-	-	-	58,334	-	560,626	0.02%
Alberta	90 to 119 Days Past Due	27,334	-	-	-	-	-	-	-	-	-	-	-	-	155,182	182,516	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	23,317,983	20,385,297	25,935,414	31,803,093	42,042,929	62,582,908	90,003,070	139,103,129	151,384,351	195,928,914	168,816,320	76,951,069	47,791,680	986,525	1,077,032,682	2.84%
Saskatchewan	Current and Less Than 30 Days Past Due	23,317,983	20,385,297	25,935,414	31,666,502	42,042,929	62,582,908	89,890,901	138,745,069	150,771,518	195,689,467	168,547,995	76,823,836	47,791,680	986,525	1,075,178,024	99.83%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	-	112,169	358,061	490,273	-	268,325	127,233	-	-	1,356,060	0.13%
Saskatchewan	60 to 89 Days Past Due	-	-	-	136,591	-	-	-	-	122,560	239,447	-	-	-	-	498,598	0.05%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,287,512	1,162,786	2,850,022	3,245,070	3,752,084	4,904,391	8,640,061	12,508,228	8,831,830	12,077,028	4,456,931	3,887,333	2,302,148	469,176	71,374,601	0.19%
Yukon	Current and Less Than 30 Days Past Due	2,287,512	1,162,786	2,850,022	3,245,070	3,752,084	4,904,391	8,640,061	12,508,228	8,831,830	12,077,028	4,456,931	3,887,333	2,302,148	469,176	71,374,601	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,770,378,991	1,217,818,977	1,598,486,992	2,088,467,139	2,693,107,163	3,327,778,504	3,585,143,407	3,580,333,229	3,726,104,236	4,006,198,447	3,634,873,057	3,050,242,225	3,183,426,645	398,561,107	37,860,920,120	100.00%
	Current and Less Than 30 Days Past Due	1,769,070,067	1,215,864,014	1,597,566,142	2,085,956,094	2,692,448,160	3,322,645,406	3,577,702,337	3,577,803,410	3,722,237,157	4,002,381,266	3,631,917,380	3,047,370,777	3,182,496,371	398,072,988	37,823,531,569	99.90%
	30 to 59 Days Past Due	1,174,521	530,144	856,995	1,808,294	659,003	3,726,149	6,050,058	1,936,573	1,680,966	2,728,307	2,069,238	2,440,534	123,367	-	25,784,148	0.07%
	60 to 89 Days Past Due	107,070	1,424,819	63,855	702,752	-	1,406,949	1,198,047	593,246	2,043,810	1,088,875	886,439	430,914	806,906	332,938	11,086,620	0.03%
Alberta	90 to 119 Days Past Due	27,334	-	-	-	-	-	192,965	-	142,303	-	-	-	-	155,182	517,784	0.01%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2017
Distribution Date:	3/15/2017

Portfolio Current Indexed LTV Distribution by Credit Bureau Score
Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	33,475,153	25,256,498	38,669,698	43,399,822	51,240,954	63,773,084	60,747,250	54,994,678	52,146,851	40,748,398	33,182,215	23,272,876	9,379,699	1,925,750	532,212,926	1.41%
<=599	9,272,646	7,460,288	11,089,543	19,230,420	30,403,184	51,234,888	60,753,836	57,435,235	51,162,060	42,551,203	42,920,238	23,034,738	7,869,263	714,070	415,131,612	1.10%
600-650	17,276,392	13,161,305	20,549,633	28,352,778	50,498,873	88,593,552	104,760,392	87,419,523	75,149,398	82,079,443	75,008,737	44,188,515	27,919,600	3,464,150	718,422,292	1.90%
651-700	46,532,343	39,009,976	51,036,551	97,398,239	152,290,024	213,574,206	242,561,711	198,881,398	218,561,539	215,407,809	196,863,648	113,753,744	112,268,272	14,576,104	1,912,715,565	5.05%
701-750	132,628,316	108,626,857	160,280,409	207,634,878	286,987,898	416,197,223	445,875,139	446,554,880	501,753,144	543,431,496	513,498,642	378,662,673	380,053,992	41,052,545	4,563,238,091	12.05%
751-800	251,280,336	195,063,186	263,151,696	384,156,085	499,616,685	621,402,165	712,097,033	767,836,784	821,321,996	979,790,133	913,906,212	841,235,208	981,257,422	118,993,620	8,351,108,561	22.06%
>800	1,279,913,806	829,240,866	1,053,709,461	1,308,294,918	1,622,069,545	1,873,003,385	1,958,348,048	1,967,210,732	2,006,009,249	2,102,189,965	1,859,493,365	1,626,094,470	1,664,678,395	217,834,869	21,368,091,074	56.44%
Total	1,770,378,991	1,217,818,977	1,598,486,992	2,088,467,139	2,693,107,163	3,327,778,504	3,585,143,407	3,580,333,229	3,726,104,236	4,006,198,447	3,634,873,057	3,050,242,225	3,183,426,645	398,561,107	37,860,920,120	100.00%

 (1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.